Benefit Plans - Summary of Changes In Defined Benefit Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 35	$ 40	$ 107	$ 120	$ 159	$ 142	$ 25
Interest cost	$ 38	$ 48	114	144	190	231	41
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning benefit obligation			$ 6,551	$ 5,993	5,993	5,627
Service cost					159	142
Interest cost					190	231
Benefits paid					(339)	(346)
Expenses paid					(142)	(158)
Actuarial loss					690	497
Ending benefit obligation					$ 6,551	$ 5,993	$ 5,627